Prepaid expenses and accrued revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and accrued revenues
Interest income accrued	kr 2,747	kr 2,643
Prepaid expenses and other accrued revenues	0	14
Total	kr 2,747	kr 2,657